Goodwill (Tables)	12 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Schedule of changes in goodwill

2022	£’000
Cost
At 1 July 2021 (Restated) (1)	126,142
Acquired through business combinations	12,780
Effect of foreign exchange translations	6,994
At 30 June 2022	145,916

2021
Cost
At 1 July 2020	56,995
Acquired through business combinations (Restated) (1)	75,493
Effect of foreign exchange translations	(6,346)
At 30 June 2021 (Restated) (1)	126,142

Net book value
At 30 June 2022	145,916
At 30 June 2021 (Restated) (1)	126,142
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).

2022	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Trade name £’000	Supplier relationships £’000	Software own work-concluded projects £’000	Other intangible assets in progress £’000	Total £’000
Cost
At 1 July 2021 as restated	£80,623	£777	£128	£272	£120	£1,159	£—	£83,079
Additions	—	4	—	—	—	—	—	4
On acquisition of subsidiary	1,240	9	—	—	—	—	—	1,249
Reclassification	—	—	—	—	—	—	—	—
Disposals	—	—	—	(272)	—	—	—	(272)
Effect of foreign exchange translations	5,410	8	18	—	—	3	—	5,439
At 30 June 2022	£87,273	£798	£146	£—	£120	£1,162	£—	£89,499

Amortisation
At 1 July 2021 as restated	£19,251	£684	£128	£90	£40	£630	£—	£20,823
Charge for the year	10,617	47	—	182	24	293	—	11,163
Disposals	—	—	—	(272)	—	—	—	(272)
Effect of foreign exchange translations	1,562	9	18	—	—	7	—	1,596
At 30 June 2022	£31,430	£740	£146	£—	£64	£930	£—	£33,310
Net book value
At 30 June 2022	£55,843	£58	£—	£—	£56	£232	£—	£56,189

2021	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Trade name £’000	Supplier relationships £’000	Software own work-concluded projects £’000	Software own work-projects in progress £’000	Total £’000
Cost
At 1 July 2020 as previously presented	£45,489	£7,288	£144	£272	£120	£1,089	£122	£54,524
Change in accounting policy	—	(6,521)	—	—	—	—	—	(6,521)
At 1 July 2020 as restated	£45,489	£767	£144	£272	£120	£1,089	£122	£48,003
Additions (Restated) (1)	—	23	—	—	—	—	19	42
On acquisition of subsidiary (Restated) (1)	39,559	54	—	—	—	—	1	39,614
Reclassification	—	—	—	—	—	138	(138)	—
Disposals	—	(19)	—	—	—	—	—	(19)
Effect of foreign exchange translations	(4,425)	(48)	(16)	—	—	(68)	(4)	(4,561)
At 30 June 2021 as restated	£80,623	£777	£128	£272	£120	£1,159	£—	£83,079

Amortisation
At 1 July 2020 as previously presented	£13,800	£1,556	£144	£36	£16	£221	£—	£15,773
Change in accounting policy	—	(882)	—	—	—	—	—	(882)
At 1 July 2020 as restated	£13,800	£674	£144	£36	£16	£221	£—	£14,891
Charge for the year (Restated) (1)	6,656	47	—	54	24	434	—	7,215
Disposals	—	(2)	—	—	—	—	—	(2)
Effect of foreign exchange translations	(1,205)	(35)	(16)	—	—	(25)	—	(1,281)
At 30 June 2021 (Restated) (1)	£19,251	£684	£128	£90	£40	£630	£—	£20,823
Net book value
At 30 June 2021 (Restated) (1)	£61,372	£93	£—	£182	£80	£529	£—	£62,256
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).

Schedule of goodwill impairment testing assumptions
The key assumptions used in the assessments for the years ended 30 June 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Revenue growth rate	25%	20%	20%
Discount rate	13.5%	9.3%	11.4%
Terminal growth rate	1.5%	1.5%	1.5%